Derivatives and Hedging Instruments (Derivatives and Hedging Activities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives Designated as Hedging Instrument [Member] | Net Investment Hedging [Member]
Derivatives, Fair Value [Line Items]
Gain (Losses)	$ 0	$ 0	$ 0
Accrued Liabilities [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	(5.0)	(4.5)
Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0	(1.1)
Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	(7.1)	(1.8)
Prepaid and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0.5	3.0
Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	4.3	3.9
Other Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Suntech Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0.2	0.4
Other Comprehensive Income (Loss) [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Gain (Losses)	9.0	7.4	1.3
Change In Fair Value Of Warrant [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Suntech Warrant [Member]
Derivatives, Fair Value [Line Items]
Gain (Losses)	$ 0.2	$ 4.8	$ 14.0